VALUATION ALLOWANCES (Tables)	12 Months Ended
Mar. 31, 2018
Valuation and Qualifying Accounts [Abstract]
Changes in Valuation Allowances

Changes in valuation allowances for the years ended March 31, 2016, 2017, and 2018 are as follows:

	Balance at Beginning of Year	Charged to Costs or Expenses	Charged (Credited) to Other Accounts*	Charge-offs	Balance at End of Year
	(Yen in millions)
For the year ended March 31, 2016:
Allowance for doubtful accounts	¥4,363	¥1,015	¥(574)	¥(587)	¥4,217
Allowance for sales returns	3,351	6,686	(139)	(6,608)	3,290

Total	¥7,714	¥7,701	¥(713)	¥(7,195)	¥7,507

For the year ended March 31, 2017:
Allowance for doubtful accounts	¥4,217	¥936	¥(449)	¥(585)	¥4,119
Allowance for sales returns	3,290	4,842	(7)	(4,740)	3,385

Total	¥7,507	¥5,778	¥(456)	¥(5,325)	¥7,504

For the year ended March 31, 2018:
Allowance for doubtful accounts	¥4,119	¥829	¥140	¥(841)	¥4,247
Allowance for sales returns	3,385	6,435	(631)	(6,217)	2,972

Total	¥7,504	¥7,264	¥(491)	¥(7,058)	¥7,219

*	Charged (credited) to other accounts mainly consists of foreign currency translation adjustments.

Location of Valuation Allowances in Consolidated Balance Sheets

The location of valuation allowances in the consolidated balance sheets at March 31, 2017 and 2018 are as follows:

	March 31, 2017	March 31, 2018
	(Yen in millions)
The location of valuation allowances that are not deducted from the related receivables in the consolidated balance sheets:
Less allowances for doubtful accounts and sales returns	¥5,593	¥5,490

The location of valuation allowances that are deducted from the related receivables in the consolidated balance sheets:
Other current assets	103	39
Other long-term investments	13	—
Other assets	1,795	1,690

Subtotal	1,911	1,729

Total	¥7,504	¥7,219